UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                     PLACECITYWASHINGTON, STATED.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  June  30,  2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Opus Trading Fund, LLC
Address:  One Jericho Plaza
          Jericho, New York 11753-1635

Form  13F  File  Number:  028-13215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:     Mark Peckman
Title:    General Counsel
Phone:    516-942-2411

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Peckman          Jericho, New York          7/28/10
----------------          -----------------          -------
     [Signature]            [City, State]            [Date]

Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                TITLE OF                     VALUE      SHARES/   SH/ PUT/  INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS             CUSIP      x($1000)   PRN AMT   PRN CALL  DISCRETN  MANAGERS    SOLE   SHARED NONE
------------------------------  ----------------  ---------   --------  --------   -------  --------  ---------  ------  -----  ----
ALCOA INC                       COM               013817101        133    13,230  SH        DEFINED       01,02   13,230
                                                                                            OTHER             3
ALLIS CHALMERS ENERGY INC       COM PAR $.01NW    019645506         26    12,500  SH        DEFINED       01,02   12,500
                                                                                            OTHER             3
AMAZON COM INC                  COM               023135106      1,005     9,200  SH        DEFINED       01,02    9,200
                                                                                            OTHER             3
APPLE INC                       COM               037833100      3,471    13,800  SH        DEFINED       01,02   13,800
                                                                                            OTHER             3
BANK OF AMERICA CORPORATION     COM               060505104        467    32,491  SH        DEFINED       01,02   32,491
                                                                                            OTHER             3
BARCLAYS BK PLC                 IPATH S&P ST ETN  06740C527        215     6,900  SH        DEFINED       01,02    6,900
                                                                                            OTHER             3
BARRICK GOLD CORP               COM               067901108      1,544    34,000  SH        DEFINED       01,02   34,000
                                                                                            OTHER             3
BP PLC                          SPONSORED ADR     055622104        765    26,500  SH        DEFINED       01,02   26,500
                                                                                            OTHER             3
CHEVRON CORP NEW                COM               166764100        943    13,900  SH        DEFINED       01,02   13,900
                                                                                            OTHER             3
CISCO SYS INC                   COM               17275R102      5,041   236,547  SH        DEFINED       01,02  236,547
                                                                                            OTHER             3
DENDREON CORP                   COM               24823Q107        207     6,400  SH        DEFINED       01,02    6,400
                                                                                            OTHER             3
DEUTSCHE BK AG LDN BRH          PS GOLD DL ETN    25154H749        605    18,000  SH        DEFINED       01,02   18,000
                                                                                            OTHER             3
DEUTSCHE BK AG LONDON BRH       PS CRD OIL ETN    25154K809        443     5,800  SH        DEFINED       01,02    5,800
                                                                                            OTHER             3
DIREXION SHS ETF TR             DLY EM BR3X NEW   25459W482      1,006    20,200  SH        DEFINED       01,02   20,200
                                                                                            OTHER             3
ELDORADO GOLD CORP NEW          COM               284902103        198    11,000  SH        DEFINED       01,02   11,000
                                                                                            OTHER             3
EXXON MOBIL CORP                COM               30231G102      2,486    43,563  SH        DEFINED       01,02   43,563
                                                                                            OTHER             3
FEDEX CORP                      COM               31428X106        280     4,000  SH        DEFINED       01,02    4,000
                                                                                            OTHER             3
FORD MTR CO DEL                 COM PAR $0.01     345370860      8,663   859,417  SH        DEFINED       01,02  859,417
                                                                                            OTHER             3
GENERAL ELECTRIC CO             COM               369604103        172    11,930  SH        DEFINED       01,02   11,930
                                                                                            OTHER             3
GOLDEN STAR RES LTD CDA         COM               38119T104         44    10,000  SH        DEFINED       01,02   10,000
                                                                                            OTHER             3
GOOGLE INC                      CL A              38259P508      2,097     4,713  SH        DEFINED       01,02    4,713
                                                                                            OTHER             3
HECLA MNG CO                    COM               422704106         52    10,000  SH        DEFINED       01,02   10,000
                                                                                            OTHER             3
HEWLETT PACKARD CO              COM               428236103        290     6,700  SH        DEFINED       01,02    6,700
                                                                                            OTHER             3
HOSPIRA INC                     COM               441060100        460     8,000  SH        DEFINED       01,02    8,000
                                                                                            OTHER             3
ISHARES SILVER TRUST            ISHARES           46428Q109        370    20,300  SH        DEFINED       01,02   20,300
                                                                                            OTHER             3
ISHARES TR INDEX                RUSSELL 2000      464287655        642    10,500  SH        DEFINED       01,02   10,500
                                                                                            OTHER             3
MARKET VECTORS ETF TR           GOLD MINER ETF    57060U100        431     8,300  SH        DEFINED       01,02    8,300
                                                                                            OTHER             3
MARKET VECTORS ETF TR           JR GOLD MINERS E  57060U589        304    11,150  SH        DEFINED       01,02   11,150
                                                                                            OTHER             3
MICROSOFT CORP                  COM               594918104      3,235   140,600  SH        DEFINED       01,02  140,600
                                                                                            OTHER             3
MONSANTO CO NEW                 COM               61166W101        425     9,200  SH        DEFINED       01,02    9,200
                                                                                            OTHER             3
NEWMONT MINING CORP             COM               651639106      2,062    33,400  SH        DEFINED       01,02   33,400
                                                                                            OTHER             3
NEWS CORP                       CL A              65248E104        169    14,090  SH        DEFINED       01,02   14,090
                                                                                            OTHER             3
NOVAGOLD RES INC                COM NEW           66987E206        209    30,000  SH        DEFINED       01,02   30,000
                                                                                            OTHER             3
PEOPLES UNITED FINANCIAL INC    COM               712704105        271    20,100  SH        DEFINED       01,02   20,100
                                                                                            OTHER             3
PETROHAWK ENERGY CORP           COM               716495106        307    18,100  SH        DEFINED       01,02   18,100
                                                                                            OTHER             3
PLAINS EXPL& PRODTN CO          COM               726505100        212    10,300  SH        DEFINED       01,02   10,300
                                                                                            OTHER             3
POLO RALPH LAUREN CORP          CL A              731572103        212     2,900  SH        DEFINED       01,02    2,900
                                                                                            OTHER             3
POWERSHARES QQQ TRUST           UNIT SER 1        73935A104     13,326   312,000  SH        DEFINED       01,02  312,000
                                                                                            OTHER             3
PROSHARES TR                    PSHS ULTSHT FINL  74347R628        820    35,100  SH        DEFINED       01,02   35,100
                                                                                            OTHER             3
PROSHARES TR                    PSHS ULTASH DW30  74347R867      1,433    46,300  SH        DEFINED       01,02   46,300
                                                                                            OTHER             3
PROSHARES TR                    PSHS ULTSHRT QQQ  74347R875        757    37,800  SH        DEFINED       01,02   37,800
                                                                                            OTHER             3
PROSHARES TR                    PSHS ULSHT SP500  74347R883      2,319    61,500  SH        DEFINED       01,02   61,500
                                                                                            OTHER             3
PROSHARES TR                    XIN CH25 NEW      74347X567        657    16,200  SH        DEFINED       01,02   16,200
                                                                                            OTHER             3
PROSHARES TR                    SHT MSCI NEW      74347X575      1,327    23,500  SH        DEFINED       01,02   23,500
                                                                                            OTHER             3
PROSHARES TR                    REAL EST NEW      74347X583      1,104    37,800  SH        DEFINED       01,02   37,800
                                                                                            OTHER             3
PROSHARES TR                    ULTSHT OIL NEW    74347X591      1,138    15,100  SH        DEFINED       01,02   15,100
                                                                                            OTHER             3
PROSHARES TR                    BASIC MAT NEW     74347X617      1,193    26,600  SH        DEFINED       01,02   26,600
                                                                                            OTHER             3
PROSHARES TR                    ULTPR SHRT QQQ    74347X666        546     7,600  SH        DEFINED       01,02    7,600
                                                                                            OTHER             3
PROSHARES TR                    ULTRPRO S&P500    74347X864        262     2,300  SH        DEFINED       01,02    2,300
                                                                                            OTHER             3
RESEARCH IN MOTION LTD          COM               760975102        493    10,000  SH        DEFINED       01,02   10,000
                                                                                            OTHER             3
SANDISK CORP                    COM               80004C101        278     6,600  SH        DEFINED       01,02    6,600
                                                                                            OTHER             3
SELECT SECTOR SPDR TR           SBI INT-FINL      81369Y605        152    11,000  SH        DEFINED       01,02   11,000
                                                                                            OTHER             3
SPDR DOW JONES INDL AVRG ETF    UT SER 1          78467X109        352     3,600  SH        DEFINED       01,02    3,600
                                                                                            OTHER             3
SPDR GOLD TRUST                 GOLD SHS          78463V107        621     5,100  SH        DEFINED       01,02    5,100
                                                                                            OTHER             3
SPDR S&P 500 ETF TR             UNIT SER 1 S&P    78462F103      4,005    38,800  SH        DEFINED       01,02   38,800
                                                                                            OTHER             3
SPDR SERIES TRUST               S&P METALS MNG    78464A755        286     6,265  SH        DEFINED       01,02    6,265
                                                                                            OTHER             3
SPRINT NEXTEL CORP              COM SER 1         852061100        255    60,227  SH        DEFINED       01,02   60,227
                                                                                            OTHER             3
UNITED STATES STL CORP NEW      COM               912909108        239     6,200  SH        DEFINED       01,02    6,200
                                                                                            OTHER             3
VMWARE INC                      CL A COM          928563402        257     4,100  SH        DEFINED       01,02    4,100
                                                                                            OTHER             3

                                                 59             71,282


                             FORM 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:       3

Form  13F  Information  Table  Entry  Total: 59

Form 13F Information Table Value Total:      71,282
                                             (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form  13F File  Number     CIK  Number   Name
01     28-13927                   0001491980    Amity  Trading  Partners  LLC

02     28-13268                   0001425994    Schonfeld  Group  Holdings,  LLC

03     28-13270                   0001450323    Amity  Advisers  LLC